Financial Risk Management and Fair Values (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Expected Loss Rate Accounts Receivable Due
The expected loss rate as of December 31, 2018 and 2019 was determined as follows for each customers group of accounts receivable due from individual customers and corporate customers, respectively:

	Within 30 days	31 days to 90 days	91 days to 1 year	Over 1 year
Individual customers
Expected loss rate	2%	20%	80%	100%

	Within 180 days	181 days to 1 year	1 year to 2 years	2 years to 3 years	Over 3 years
Corporate customers
Expected loss rate	2%	20%	60%	80%	100%

Remaining Contractual Maturities of Financial Liabilities

	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 3 years	More than 3 years but less than 5 years	More than 5 years
	Million	Million	Million	Million	Million	Million
As of December 31, 2019
Accounts payable	164,818	164,818	164,818	—	—	—
Bills payable	2,896	2,896	2,896	—	—	—
Accrued expenses and other payables	182,368	182,368	182,368	—	—	—
Amount due to ultimate holding company	21,677	21,677	21,677	—	—	—
Lease liabilities	74,303	80,973	23,814	39,791	9,662	7,706

	446,062	452,732	395,573	39,791	9,662	7,706

	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 3 years	More than 3 years but less than 5 years	More than 5 years
	Million	Million	Million	Million	Million	Million
As of December 31, 2018
Accounts payable	190,847	190,847	190,847	—	—	—
Bills payable	3,221	3,221	3,221	—	—	—
Accrued expenses and other payables	195,572	195,572	195,572	—	—	—
Amount due to ultimate holding company	11,020	11,020	11,020	—	—	—

	400,660	400,660	400,660	—	—	—